Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Contract Liabilities [Abstract]
Balance at beginning of year	$ 111,981	$ 63,489
Additions		57,274
Recognized to revenue during the year		(8,782)
Exchange different	(6,146)
Balance at end of year	$ 105,835	$ 111,981